INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
INTANGIBLE ASSETS
Summary of intangible assets

		September 30, 2025
	Est useful		Accumulated	Impairment
	life	Cost	Amortization	of Asset	Net
Goodwill	Indefinite	$6,142,525	$—	$—	$6,142,525
Pacsquare assets – Proprietary Software	10 years	1,928,800	(192,299)	—	1,736,501
Customer Lists	12 years	14,625,000	(2,000,086)	—	12,624,914
Intangible Assets		$22,696,325	$(2,192,385)	$—	$20,503,940

		June 30, 2025
	Est useful		Accumulated	Impairment
	life	Cost	Amortization	of Asset	Net
Goodwill	Indefinite	$6,142,525	$—	$—	$6,142,525
Developed technology	10 years	1,928,800	(143,696)	—	1,785,104
Customer Lists	12 years	14,625,000	(1,692,894)	—	12,932,106
Intangible Assets		$22,696,325	$(1,836,590)	$—	$20,859,735

		June 30, 2025
	Est useful		Accumulated	Impairment
	life	Cost	Amortization	of Asset	Net

Goodwill	Indefinite	$6,142,525	$—	$—	$6,142,525
Developed technology	10 years	1,928,800	(143,696)	—	1,785,104
Customer Lists	12 years	14,625,000	(1,692,894)	—	12,932,106
Intangible Assets		$22,696,325	$(1,836,590)	$—	$20,859,735

		June 30, 2024
	Est useful		Accumulated	Impairment
	life	Cost	Amortization	of Asset	Net

Goodwill	Indefinite	$6,142,525	$—	$—	$6,142,525
Developed technology	10 years	1,726,500	—	—	1,726,500
Technology acquired	zero years	18,163,044	(317,231)	(17,845,813)	—
Customer Lists	12 years	14,625,000	(474,144)	—	14,150,856
Intangible Assets		$40,657,069	$(791,375)	$(17,845,813)	$22,019,881

Summary of amortization intangible assets

Fiscal Year	Amount
June 30, 2026	$1,055,782
June 30, 2027	1,411,577
June 30, 2028	1,414,916
June 30, 2029	1,414,577
June 30, 2030	1,411,577
Thereafter	7,655,985

Year	Amount
June 30, 2026	$1,411,577
June 30, 2027	1,411,577
June 30, 2028	1,414,916
June 30, 2029	1,411,577
June 30, 2030	1,411,577
Thereafter	7,655,985